PROPERTY AND EQUIPMENT - At Cost (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 11,921	$ 11,905
Software	50,283	49,586
Other	2,875	3,780
Property plant and equipment, gross	91,732	94,418
Less: accumulated depreciation and amortization	(87,116)	(87,475)
Property and equipment, net	4,616	6,943
Machinery and equipment
Property, Plant and Equipment [Line Items]
Machinery and equipment	16,865	18,857
Computer hardware
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 9,788	$ 10,290